Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 97,475	¥ 150,089	¥ 0
Intangible assets subject to amortization acquired	370,047	403,938
Intangible assets not subject to amortization acquired	14,372	46
Impairment of intangible assets	(8,417)	(14,353)	¥ (15,042)
Software
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 348,912	¥ 335,848
Weighted average amortization periods of intangible assets subject to amortization, years	6 years	6 years
Customer relationships
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 20,988	¥ 68,010
Weighted average amortization periods of intangible assets subject to amortization, years	16 years	16 years
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 92,326	¥ 117,701
Operating Segments | Customer business | Asset Management & Investor Services Business Group | First Sentier Investors
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	53,690	109,933
Operating Segments | Customer business | Asset Management & Investor Services Business Group | MUFG Pension And Market Services Holding Ltd
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	38,636
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 0	32,388
Operating Segments | Customer business | Global Commercial Banking Business Group | PT Mandala Multifinance Tbk
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill		¥ 32,388